Schedule of Components of Income Tax Provision (Benefit) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Simple Agreements For Future Equity
Current
Deferred
Current
Deferred
Total	$ 270,109	$ 1,010	$ 112,671	$ 6,701